Flight Equipment Held For Operating Leases, Net (Contracted Minimum Future Lease Payments Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Flight Equipment Held For Operating Leases, Net [Abstract]
2013	$ 874,225
2014	799,008
2015	713,677
2016	611,012
2017	471,542
Thereafter	1,550,234
Contracted minimum future lease receivables	$ 5,019,698